OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

16.	OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

(in thousands of $)	2013	2012
Prepaid expenses	1,236	1,318
Other receivables	12,968	3,991
Corporation tax receivable	370	—
	14,574	5,309

As of December 31, 2013, included in other receivables is a short-term loan of $9.1 million provided to one of our partners in the Douglas Channel project. The loan is secured, repayable on demand and earns interest at 12%. We believe that the carrying amount of this short-term loan is recoverable (see note 35).